Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Currently payable:
Federal	$ 228	$ 18	$ 9,891
State	3	130	657
Foreign	2,202	1,893	2,164
Total current income tax expense	2,433	2,041	12,712
Deferred tax provision (benefit)	1,851	3,027	(3,330)
Total tax provision	$ 4,284	$ 5,068	$ 9,382